S000094758 [Member] Average Annual Total Returns	12 Months Ended	48 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
S&P 500 Total Return (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	13.78%
FTSE USA Core Infrastructure Capped Index, Net Total Returns (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	13.53%	6.94%
Class I Shares
Prospectus [Line Items]
Average Annual Return, Percent	12.25%	8.07%
Performance Inception Date		Dec. 29, 2020
Class I Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	10.35%	5.41%
Performance Inception Date		Dec. 29, 2020
Class I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.00%	5.51%
Performance Inception Date		Dec. 29, 2020